Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS TAX FREE TRUST
CIK	dei_EntityCentralIndexKey	0000711600
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 23, 2021
Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2021
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A